Summary of Stock Option Activity (Detail) - Predecessor - $ / shares	4 Months Ended	12 Months Ended
	Jul. 31, 2017	Mar. 31, 2017
Stock-Based Compensation And Incentive Plans [Abstract]
Weighted-average Exercise Price Beginning Balance Outstanding	$ 28.14	$ 31.73
Weighted-average Exercise Price, Expired or cancelled/forfeited	$ 28.14	44.86
Weighted-average Exercise Price, Ending Balance Outstanding		$ 28.14
Number of Shares Outstanding
Number of Shares Beginning Balance Outstanding	1,395,548	1,777,124
Number of Shares, Expired or cancelled/forfeited	(1,395,548)	(381,576)
Number of Shares Ending Balance Outstanding		1,395,548